Other Operating Expenses (Summary of Other Operating Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	$ 39,641	$ 51,564	$ 36,640
Postage and supplies [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	3,195	3,091	1,981
Telephone and data lines [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	3,374	3,049	2,110
Advertising and public relations [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	4,089	3,571	2,076
Professional and outside services [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	4,401	4,822	3,024
ATM expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	871	1,022	881
Software expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	3,265	3,082	2,657
Travel and meals [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	2,705	3,488	1,726
FDIC Insurance [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	1,505	2,155	3,238
FDIC and state assessments [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	703	719	678
Loan collection and repossession expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	6,135	7,873	4,001
Writedowns of foreclosed assets not covered by FDIC loss share agreements [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	1,713	9,525	8,960
Amortization of intangible assets [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	2,037	1,677	431
Other [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other operating expenses, by type	$ 5,648	$ 7,490	$ 4,877